Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities.
Summary of contract liabilities arising from barter deals with sports rights licensors

		Unsatisfied
		performance
in €‘000	Barter deals	obligations
2025	7,240	1,030,799
2026	5,492	547,348
2027	4,931	147,783
2028	4,674	77,729
2029 and thereafter	21,657	50,906
Total	43,994	1,854,565

		Unsatisfied
		performance
in €‘000	Barter deals	obligations
2024	10,618	898,546
2025	8,518	415,465
2026	7,609	283,818
2027	7,011	39,165
2028 and thereafter	15,626	64,944
Total	49,382	1,701,938